Appendix 2.1 Summary of Type of Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 3,234,935	$ 3,504,457
Trade and other non-current receivables	578,524	587,957
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,924,946	4,243,413
Trade and other non-current receivables	643,923	617,218
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	643,944	368,977
Trade and other non-current receivables	628	82
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	106,602	115,943
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	55,544	96,283
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	481,798	156,751
Trade and other non-current receivables	628	82
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		52,133
Trade and other non-current receivables	28,927	8
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other non-current receivables	28,927	8
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		42,283
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		9,850
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,750,435	2,556,138
Trade and other non-current receivables	196,287	62,531
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	610,657	648,531
Trade and other non-current receivables	4,512	8,111
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	256,749	281,411
Trade and other non-current receivables	216	45,111
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,883,029	1,626,196
Trade and other non-current receivables	191,559	9,309
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	298,673	241,797
Trade and other non-current receivables	128,534	59,807
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	55,848	35,989
Trade and other non-current receivables	8,561	7,845
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	31,009	50,063
Trade and other non-current receivables	20,051	26,691
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	211,816	155,745
Trade and other non-current receivables	99,922	25,271
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	570,481	291,263
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	76,662	88,188
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	55,544	96,283
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	438,275	106,792
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		52,088
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		42,283
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		9,805
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,444,504	1,216,141
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	349,489	402,342
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	115,685	137,393
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	979,330	676,406
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	120,737	75,230
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	24,737	12,758
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,860	17,860
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	90,140	44,612
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	20,280	17,089
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	20,098	16,659
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	182	430
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	294,453	349,939
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	53,788	73,848
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	19,620	31,254
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	221,045	244,837
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	24,711	19,590
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,423	2,346
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,453	3,410
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,835	13,834
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	886	8,196
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	863	7,975
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	23	221
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	107,658	105,348
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,629	15,150
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,260	11,336
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	79,769	78,862
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,590	11,307
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,429	1,492
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,519	1,406
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,642	8,409
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	43,848	184
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,946	30
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	39,902	154
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	62,900	47,711
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,207	7,146
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	18,892	8,080
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	34,801	32,485
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,314	10,488
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,777	1,845
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	911	1,913
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,626	6,730
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	49	856
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables		42
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	49	814
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	35,884	35,716
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,070	5,982
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,267	4,556
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	23,547	25,178
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,759	10,110
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,311	1,719
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	964	1,875
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,484	6,516
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1	32
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables		28
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1	4
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	33,666	29,563
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,316	4,874
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,680	5,209
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	23,670	19,480
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,147	8,851
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,282	1,072
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,110	2,049
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,755	5,730
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	79	47
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables		41
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	79	6
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	27,360	28,161
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,195	3,200
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,783	5,143
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	19,382	19,818
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,317	7,789
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,169	994
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	984	1,467
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,164	5,328
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,325	89
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,065
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	260	89
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	55,695	53,369
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,579	6,532
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,935	4,194
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	43,181	42,643
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,387	7,522
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,090	930
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	789	1,743
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,508	4,849
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	288	629
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables		2
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	288	627
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	23,619	38,063
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,769	4,586
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,879	7,436
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	14,971	26,041
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,891	7,463
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,230	744
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,308	1,664
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,353	5,055
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,707	50,592
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,968	2,978
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,739	47,614
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		45
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		45
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	664,696	652,127
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	147,615	124,871
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	73,748	66,810
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	443,333	460,446
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	86,820	83,447
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,400	12,089
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	14,111	16,676
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	57,309	54,682
By type of portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,693,052	3,219,045
Trade and other non-current receivables	354,376	122,428
By type of portfolio [Member] | Gross Carrying Amount [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,135,722	1,634,722
By type of portfolio [Member] | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	339,444	386,618
By type of portfolio [Member] | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	124,134	124,851
By type of portfolio [Member] | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	117,062	58,383
By type of portfolio [Member] | Gross Carrying Amount [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45,692	46,682
By type of portfolio [Member] | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	42,814	38,446
By type of portfolio [Member] | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	35,756	35,997
By type of portfolio [Member] | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	64,407	60,980
By type of portfolio [Member] | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	30,798	46,155
By type of portfolio [Member] | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 757,223	$ 786,211